SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
Alabama — 5.6%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,014
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,741
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	2,500	2,741
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,000
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	314
5.000%, 10/01/2035	1,500	1,553
5.000%, 10/01/2055 (A)	2,600	2,810
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,058
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,170
5.000%, 12/01/2055 (A)	5,385	5,834
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,649
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,195
5.250%, 10/01/2041	1,000	1,089
5.250%, 10/01/2043	1,500	1,601
5.000%, 10/01/2032	2,500	2,805
5.000%, 10/01/2038	5,345	5,843
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,001
5.000%, 09/01/2031	640	687
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 11/01/2053 (A)	500	546
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (A)	1,550	1,643
5.000%, 09/01/2033	7,500	7,776
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,765
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	1,500	1,610
Southeast Alabama, Energy Authority, Project No. 3, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,287
Southeast Alabama, Energy Authority, RB
5.000%, 09/01/2035	3,640	3,989
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	10,750	11,570

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	$2,000	$2,163
		87,454
Alaska — 0.1%
CIVICVentures, RB
5.000%, 09/01/2036	1,550	1,729
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	608
		2,337
Arizona — 2.6%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	6,228
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,560	1,607
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,581
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	372
5.000%, 11/01/2041	925	973
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	84
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	627
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,746	2,718
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,902
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,304
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,588
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	259

SEI Tax Exempt Trust	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	$350	$359
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	362
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
0.600%, 11/15/2052 (A)	5,000	5,000
Phoenix, Industrial Development Authority, RB
5.250%, 12/01/2045	1,000	975
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,721
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	355
4.000%, 12/01/2028	365	365
4.000%, 12/01/2029	385	386
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	906
5.500%, 10/01/2027 (B)	475	447
Tempe, Industrial Development Authority, RB
3.500%, 12/01/2030	590	587
		40,824
Arkansas — 0.0%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	345	349
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	345	348
		697
California — 6.1%
Bay Area, Toll Authority, RB
3.090%, 04/01/2056 (A)	1,115	1,105
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	$2,000	$2,191
5.000%, 12/01/2053 (A)	565	597
5.000%, 02/01/2055 (A)	2,390	2,606
5.000%, 10/01/2055 (A)	5,000	5,253
5.000%, 11/01/2055 (A)	2,000	2,099
5.000%, 01/01/2056 (A)	2,760	3,045
5.000%, 10/01/2056 (A)	2,000	2,193
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,657
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	6,350	6,722
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,377
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	377
California State, GO
5.000%, 08/01/2026	2,000	2,035
5.000%, 09/01/2028	3,000	3,055
5.000%, 09/01/2029	1,500	1,527
5.000%, 09/01/2030	3,395	3,458
5.000%, 11/01/2042	1,500	1,635
3.000%, 03/01/2046	1,000	807
3.000%, 12/01/2046	1,000	804
California State, Health Facilities Financing Authority, Adventis Health System/West, Ser S, RB
5.000%, 12/01/2032	665	740
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,781	2,763
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail, AMT, RB
12.000%, 01/01/2065 (A)	1,805	1,534
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	441
5.000%, 11/01/2042	760	795
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,055

2	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	$1,170	$1,214
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	391
California State, Ser C, GO
5.000%, 09/01/2030	125	125
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,470
Golden State, Tobacco Securitization Project, Ser A1, RB Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,292
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	6,375	684
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	4,305
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	589
Los Angeles, Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	1,300	1,417
5.250%, 07/01/2046	500	539
5.000%, 07/01/2039	750	840
Los Angeles, Department of Water & Power, Ser C, RB
5.000%, 07/01/2036	3,250	3,728
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,724
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	1,012
San Bernardino, Community College District, Ser F, GO
0.000%, 08/01/2046 (F)	430	154
San Francisco City & County, Airport Comm- San Francisco International Airport, Ser ES-, AMT, RB
5.000%, 05/01/2035	2,500	2,853
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,675
		94,117

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Colorado — 2.4%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	$190	$210
5.000%, 12/01/2031	420	466
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	354
5.000%, 06/15/2031	500	506
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	1,000	1,011
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	492
Colorado State, Health Facilities Authority, AdventHealth, RB Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	240
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,260
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,582
5.000%, 08/01/2037	1,000	1,041
4.000%, 08/01/2044	2,550	2,314
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	197
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	415
5.000%, 05/15/2037	230	253
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,298
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,021
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	323
5.500%, 11/15/2033	1,030	1,183
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,103

SEI Tax Exempt Trust	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	$400	$406
5.000%, 12/01/2031	855	866
5.000%, 12/01/2032	1,200	1,215
5.000%, 12/01/2034	1,000	1,011
5.000%, 12/01/2035	800	808
5.000%, 12/01/2036	600	605
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,033
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	600	629
5.000%, 07/15/2031	1,200	1,293
5.000%, 07/15/2032	1,020	1,097
Regional Transportation District, Sales Tax Revenue, Fastracks Project, Ser A, RB
5.000%, 11/01/2046	3,000	3,020
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	5,917
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	225
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,156
		36,550
Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,262
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,334
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	100	100
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,492
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,266
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	5,077
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,666
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,353

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	$4,740	$5,239
		22,789
District of Columbia — 1.0%
District of Columbia, Georgetown University, RB
5.000%, 04/01/2060 (A)	3,000	3,391
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,310
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	3,125	732
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,014
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	3,050
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,561
		16,058
Florida — 5.7%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,033
3.750%, 10/01/2030	245	245
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,336
5.000%, 10/01/2035	2,000	2,049
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	375
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,656
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	574
4.000%, 08/15/2050	1,900	1,632
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	3,004
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	1,126
10.000%, 07/01/2057 (A)(B)	1,695	1,271

4	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	$2,075	$1,722
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,614
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,306
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	2,930	3,003
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,126
5.000%, 10/01/2036	100	112
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,824
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,753
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,295
5.000%, 10/01/2035	3,000	3,244
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,083
5.000%, 10/01/2045	1,000	1,073
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,855
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,597
5.000%, 10/01/2036	920	1,014
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,759
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	470
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,829
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,737

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	$3,270	$3,325
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2026 (F)	275	266
0.000%, 10/01/2027 (F)	360	336
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	5,850	5,922
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,642
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,108
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	245
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,739
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	202
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	760	750
1.800%, 05/01/2026	115	114
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,150	1,201
4.750%, 05/01/2032	185	193
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	995	989
The Villages, Community Development District No. 16, Wildwood, SAB
4.000%, 05/01/2035	890	894
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	606
		88,370
Georgia — 2.7%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,652
5.000%, 07/01/2036	1,000	1,095
Atlanta, Department of Aviation, Ser B-1, AMT, RB
5.000%, 07/01/2038	1,500	1,653

SEI Tax Exempt Trust	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	$7,850	$9,008
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	944
Cobb-Marietta Coliseum & Exhibit Hall Authority, Cobb Galleria Centre Project, RB
5.000%, 10/01/2040	670	753
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,025
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	878
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	710	727
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	221
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	947
5.000%, 06/01/2055 (A)	665	724
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,022
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,808
5.000%, 12/01/2054 (A)	675	729
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,777
5.000%, 12/01/2054 (A)	1,000	1,076
4.000%, 03/01/2050 (A)	6,640	6,683
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	97
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,314
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,569
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,324
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	261
1.000%, 07/01/2049 (A)	730	716

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Savannah, Convention Center Authority, RB, AG
5.000%, 06/01/2034	$300	$341
5.000%, 06/01/2035	300	343
5.000%, 06/01/2037	200	224
		41,911
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,227
5.000%, 10/01/2033	2,205	2,431
Guam, Ser G, RB
5.000%, 01/01/2029	200	211
		4,869
Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	3,000	3,134
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	276
		3,410
Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,280	2,469

Illinois — 8.4%
Chicago Board of Education, Ser D, GO
5.000%, 12/01/2046	640	575
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	417
5.250%, 04/01/2036	645	703
5.000%, 04/01/2033	500	507
5.000%, 04/01/2034	620	628
5.000%, 04/01/2036	445	450
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,451
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	658
5.000%, 12/01/2028	100	102
Chicago, Board of Education, Ser C, GO
6.000%, 12/01/2037	1,255	1,336
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,116
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,121

6	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	$1,890	$2,065
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,701
5.000%, 01/01/2037	1,130	1,252
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,342
5.000%, 07/01/2038	1,500	1,526
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,702
Chicago, Ser A, GO
5.500%, 01/01/2035	3,020	3,129
5.250%, 01/01/2045	2,750	2,710
5.000%, 01/01/2044	2,000	1,927
4.000%, 01/01/2036	5,550	5,259
Chicago, Ser C, GO
5.000%, 01/01/2026 (D)	1,130	1,132
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,506
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	331
5.000%, 01/01/2042	1,750	1,888
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,853
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,144
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	3,042
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	512
5.000%, 11/01/2038	1,150	1,243
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	108
5.000%, 12/01/2039	800	860
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,147
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	66
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,517
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	2,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	$5	$5
Illinois State, Finance Authority, RB Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	2,140	2,179
Illinois State, Finance Authority, Ser A, RB
5.000%, 11/15/2035	1,480	1,693
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,663
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	500	501
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	407
5.000%, 02/15/2031	365	370
Illinois State, GO
5.500%, 05/01/2030	3,750	4,019
5.000%, 11/01/2036	2,970	3,008
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	275	275
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,195	1,280
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,480	2,587
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	340	362
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	800	888
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,258
4.950%, 10/01/2038	1,100	1,160
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,820
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,661
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,117
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	722
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,637
5.000%, 03/01/2031	2,000	2,200
4.000%, 10/01/2035	4,020	4,057

SEI Tax Exempt Trust	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Ser C, GO
5.000%, 12/01/2042	$2,850	$2,990
4.000%, 10/01/2037	215	214
4.000%, 10/01/2048	4,265	3,779
Illinois State, Ser D, GO
5.000%, 11/01/2028	1,000	1,037
5.000%, 09/01/2040	1,000	1,074
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	1,500	1,592
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2045	3,660	3,925
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,081
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	259
5.000%, 12/15/2032	255	263
5.000%, 12/15/2033	300	309
5.000%, 12/15/2034	400	412
4.000%, 12/15/2042	1,000	936
Railsplitter, Tobacco Settlement Authority, RB Pre-Refunded @ 100
5.000%, 06/01/2026 (E)	2,500	2,528
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	557
5.000%, 01/01/2034	650	738
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,751
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	361
5.000%, 01/01/2028	380	396
5.000%, 01/01/2033	4,465	4,952
5.000%, 01/01/2036	4,500	4,769
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	212
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	666
		130,939
Indiana — 1.3%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	547
5.000%, 01/15/2032	800	887
5.000%, 07/15/2032	500	556
5.000%, 01/15/2033	500	560
5.000%, 07/15/2033	555	626

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	$200	$210
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,855
4.000%, 10/01/2036	1,485	1,541
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	2,585	2,949
Indiana State, Housing & Community Development Authority, Tax-Exempt Student Loan Program, Ser B-1, RB, GNMA
3.250%, 07/01/2049	175	174
Indiana State, Secondary Market for Education Loans, Ser 1A, AMT, RB
5.000%, 06/01/2034	815	874
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,519
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,402
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,902
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,056
		20,658
Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	2,515	2,891
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	870	908
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,223
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	504

8	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	$1,000	$1,010
		6,536
Kentucky — 0.7%
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	500	533
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,440
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 12/01/2033	3,000	3,138
5.000%, 01/01/2055 (A)	2,750	2,957
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	1,175	1,192
		10,260
Louisiana — 0.7%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.384%, 05/01/2043 (A)	380	379
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	448
5.000%, 08/01/2032	165	187
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	395
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,490
5.000%, 01/01/2036	1,695	1,858
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,316
5.000%, 10/01/2036	1,550	1,613
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	994
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	587
		10,267

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	$195	$201
4.000%, 07/01/2037	265	272
		473
Maryland — 1.6%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,954
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	255	254
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,102
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,529
Maryland State, Economic Development, Core Nayural Resources Project, RB
5.000%, 07/01/2048 (A)(B)	1,500	1,576
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,037
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,147
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	3,049
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,606
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,011
Prince George's County, Ser A, GO
5.000%, 08/01/2042	2,000	2,196
		24,461
Massachusetts — 2.3%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.250%, 07/01/2044	9,000	9,655
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2026	465	466
5.000%, 01/01/2027	145	147

SEI Tax Exempt Trust	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	$435	$457
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.390%, 07/01/2049 (A)(B)	550	550
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	151
Massachusetts State, Development Finance Agency, Tufts University Housing Project, RB
5.250%, 06/01/2044	530	568
5.000%, 06/01/2035	285	327
5.000%, 06/01/2036	455	517
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	2,989
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	1,125	1,188
5.000%, 07/01/2031	1,500	1,611
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	937
5.000%, 07/01/2028	1,750	1,815
5.000%, 07/01/2029	1,925	2,017
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,419
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,252
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,648
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,707
		35,421
Michigan — 2.0%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,191
5.000%, 07/01/2048	735	768
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,505
5.000%, 10/01/2037	215	238
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,344

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	$1,750	$1,965
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	487
Great Lakes, Water Authority, Water Supply System, Ser B, RB
5.000%, 07/01/2034	3,500	4,092
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	4,044
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,075
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	450	487
5.250%, 02/28/2042	2,200	2,351
5.250%, 02/28/2043	800	847
4.125%, 02/29/2044	600	577
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,890	2,009
3.750%, 06/01/2050	105	105
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	648
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,639
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	344
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2031	1,800	1,800
		31,516
Minnesota — 1.5%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,320
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	282
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,443
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	307
5.000%, 01/01/2031	300	307
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	920

10	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.250%, 01/01/2049	$2,700	$2,811
5.000%, 01/01/2036	3,355	3,732
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,944
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,712
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	229
3.000%, 10/01/2041	1,000	871
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	600	601
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,014
		22,578
Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	145	168
5.000%, 10/01/2036	265	303
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	317
5.000%, 10/15/2030	850	900
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,001
		2,689
Missouri — 0.2%
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	803
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	400	401
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,171
		3,375
Montana — 0.0%
Montana State, Facility Finance Authority, RB
5.000%, 02/15/2065 (A)	400	427
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	$4,860	$5,346
5.000%, 09/01/2042	730	784
5.000%, 05/01/2054 (A)	1,020	1,092
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,147
4.950%, 09/01/2038	550	583
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,493
5.000%, 12/15/2033	2,050	2,311
5.000%, 12/15/2034	1,000	1,135
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	1,700	1,830
		15,721
Nevada — 0.4%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,312
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,257
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	617
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	424
		5,610
New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	302
4.000%, 01/01/2030	285	287
4.000%, 01/01/2031	290	292
		881
New Jersey — 4.0%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,309
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,162
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,024
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	924

SEI Tax Exempt Trust	11

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	$2,000	$2,327
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	2,250	2,301
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,775
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,497
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,519
New Jersey State, Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,232
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,317
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,022
5.000%, 06/15/2029	3,500	3,537
5.000%, 06/15/2030	3,280	3,314
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,767
5.000%, 06/15/2038	1,000	1,099
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,399
5.000%, 06/15/2032	2,305	2,607
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,222
5.000%, 06/15/2036	500	578
5.000%, 06/15/2038	1,250	1,381
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,334
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	819
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$900	$930
5.000%, 01/01/2033	425	439
5.000%, 01/01/2034	570	587
5.000%, 01/01/2036	570	585
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,532
		61,867
New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	5,093
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	600	615
		5,708
New York — 8.8%
Albany Capital Resource, RB
5.000%, 05/01/2036	500	571
Albany, Capital Resource, RB
5.250%, 05/01/2043	1,750	1,919
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	474
5.000%, 07/01/2031	525	566
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	2,033
Metropolitan New York, Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,085
5.000%, 11/15/2033	3,000	3,419
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	541
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,211
5.000%, 11/15/2033	2,005	2,041
4.000%, 11/15/2032	1,500	1,519
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,400
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,374
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,006

12	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	$5,000	$5,263
5.000%, 01/15/2036	1,000	1,096
5.000%, 08/01/2039	605	644
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,174
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	5,000	5,356
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2039	1,000	1,125
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	512
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,083
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	327
3.000%, 01/01/2034	740	726
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	115
5.000%, 03/01/2030	100	109
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,150
5.000%, 08/01/2036	200	228
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	4,050
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,794
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,515
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,764
5.000%, 10/01/2033	280	317
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,111
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,769
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,308
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	$1,040	$1,160
5.000%, 05/01/2041	1,000	1,092
New York City, Transitional Finance Authority, Sub-Ser A-, RB
5.000%, 05/01/2042	410	447
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,161
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,275
New York City, Water & Sewer System, Finance Authority, RB
1.200%, 06/15/2044 (A)	1,800	1,800
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,596
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	582
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM
Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB
Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,914
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,099
New York State, Dormitory Authority, Ser A, RB
5.250%, 07/01/2039	760	862
5.000%, 03/15/2041	1,000	1,096
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,298
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	460
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	860
1.200%, 11/15/2028	1,355	1,247

SEI Tax Exempt Trust	13

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A-1- GROUP, RB
4.000%, 03/15/2036	$2,895	$2,970
3.000%, 03/15/2049	5,000	3,779
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,087
5.000%, 10/01/2040	2,625	2,663
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,640
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	730	827
5.500%, 06/30/2039	1,000	1,067
5.500%, 06/30/2041	850	892
5.375%, 06/30/2060	1,250	1,254
5.250%, 06/30/2043	2,500	2,576
5.000%, 12/01/2025	115	115
5.000%, 12/01/2036	4,000	4,287
5.000%, 12/01/2037	3,000	3,194
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AG
6.000%, 06/30/2043	1,850	2,057
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,262
5.250%, 06/30/2039	250	272
4.250%, 06/30/2042	4,000	3,900
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,842
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,779
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,649
0.000%, 11/15/2036 (F)	905	614
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	538
5.000%, 06/01/2031	525	537
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	773
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	$2,000	$2,050
		137,278
North Carolina — 1.3%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,440
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,560
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	487
Nash Health Care Systems, RB
5.000%, 02/01/2032	2,625	2,906
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,225	1,229
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	485	545
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,412
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	286
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	758
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	615
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,057
University of North Carolina, Chapel Hill Hospital Project, Ser A-REMK, RB
1.250%, 02/15/2031 (A)	2,140	2,140
		19,700

14	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	$760	$774
3.550%, 07/01/2033	380	381
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,098
		2,253
Ohio — 2.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,648
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,850	1,558
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	3,023
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,615
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,003
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,220
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
2.750%, 01/01/2052 (A)	480	477
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	6,172
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,443
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,624
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	555
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	$1,015	$1,104
5.000%, 07/01/2038	775	837
		35,935
Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,054
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	471
		1,525
Oregon — 0.7%
Lincoln County, School District, GO, SCH BD GTY
0.000%, 06/15/2035 (G)	240	271
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,518
5.000%, 06/01/2046	2,500	2,506
Oregon State, Facilities Authority, PeaceHealth, Ser B, RB, TD BANK N.A.
1.250%, 08/01/2034 (A)(H)	2,400	2,400
Oregon State, GO
5.000%, 05/01/2040	1,970	2,176
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,378
		11,249
Pennsylvania — 8.3%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,214
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,858
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,020
Coatesville School District, RB, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,560
Delaware River Port Authority, RB
5.000%, 01/01/2040	1,000	1,125
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	886

SEI Tax Exempt Trust	15

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	$2,000	$2,021
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	613
5.000%, 06/01/2032	750	847
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,303
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,960
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,528
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,766
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,529
5.000%, 06/01/2032	2,150	2,255
5.000%, 06/01/2033	3,500	3,664
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,982
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	569
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,524
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	5,855	6,413
Pennsylvania State, GO
5.000%, 08/15/2033	6,395	7,395
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,541
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,341
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,030	1,085
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	$965	$1,016
4.850%, 10/01/2043	4,650	4,748
Pennsylvania State, Housing Finance Agency, Ser 150A, RB
5.000%, 10/01/2037	1,150	1,256
Pennsylvania State, Housing Finance Agency, Ser 151-A, RB
5.000%, 10/01/2033	1,120	1,260
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	276
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	492
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,028
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,483
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	774
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	1,500	1,672
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	6,303
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,445	4,539
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2036	2,000	2,094
4.000%, 09/01/2035	2,500	2,558
4.000%, 09/01/2038	3,000	3,054
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,436
5.000%, 09/01/2030	7,975	8,073
Philadelphia, Ser A, GO
5.000%, 05/01/2032	2,405	2,682
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,991
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	4,350	5,061

16	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	$2,250	$2,498
		128,293
Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(I)	2,990	1,988
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(I)	1,000	665
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(I)	3,035	2,018
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,955
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,154	1,123
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,270
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	1,000	972
0.000%, 07/01/2046 (F)	18,823	6,386
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,590
0.000%, 07/01/2029 (F)	1,500	1,328
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,598
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,478
4.000%, 07/01/2046	3,600	3,198
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	8,979	5,746
		45,315
Rhode Island — 1.0%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	373
5.000%, 09/15/2039	1,000	1,105
Rhode Island State, Health & Educational Building, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	5,420	5,418
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	$315	$362
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	479
5.000%, 05/15/2035	500	572
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,683
5.000%, 05/15/2039	550	594
5.000%, 05/15/2044	600	614
Rhode Island State, Health & Educational Building, Ser A, RB, AG
5.000%, 07/01/2036	500	548
5.000%, 07/01/2037	750	816
5.000%, 07/01/2040	700	743
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,845
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	573
		15,725
South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	651
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,262
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,470	1,584
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	315	315
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	943
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	1,003
5.000%, 11/01/2037	655	730
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,570
4.000%, 07/01/2035	1,160	1,160

SEI Tax Exempt Trust	17

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	$2,750	$3,014
4.000%, 12/01/2038	175	176
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,767
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,771
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,344
4.000%, 12/01/2034	2,000	2,051
4.000%, 12/01/2036	2,250	2,289
		27,630
South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, Ser C-1, RB
5.000%, 11/01/2052 (A)	740	792
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	235	250
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	425	427
		1,469
Tennessee — 0.7%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	328
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,276
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,069
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	767
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	1,300	1,373
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	$2,500	$2,547
		10,360
Texas — 8.4%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	877
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,566
5.000%, 11/15/2039	800	892
5.000%, 11/15/2041	1,100	1,200
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	908
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	471
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	231
3.125%, 02/01/2053 (A)	915	916
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,209
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	790
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	217
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	1,975
5.000%, 08/15/2038	1,360	1,523
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,623
City of San Antonio Texas Electric & Gas Systems Revenue, Ser A, RB
3.080%, 02/01/2055 (A)	835	835
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	1,000
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,093
4.000%, 08/15/2032	1,000	1,028
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,588
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	1,500	1,635

18	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	$500	$501
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,015
5.000%, 11/01/2031	1,250	1,268
5.000%, 11/01/2032	2,500	2,532
5.000%, 11/01/2033	1,175	1,189
5.000%, 11/01/2034	1,000	1,012
5.000%, 11/01/2035	1,000	1,011
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,306
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,400
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,133
El Paso County, Hospital District, GO, AG
5.000%, 02/15/2035	865	986
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	277
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,208
5.000%, 02/15/2042	2,500	2,685
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,858
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,000
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,770
5.000%, 11/15/2033	370	417
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	403
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	260	281
5.000%, 12/01/2032	300	323
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2032	1,500	1,565
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,708
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	$2,000	$2,188
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,533
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,705
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	672
North East Texas, Regional Mobility Authority, Ser A, RB
5.000%, 01/01/2038	1,000	1,113
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,483
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,924
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	225	244
Port Arthur, Independent School District, GO, PSF-GTD
5.000%, 02/15/2034	1,000	1,148
5.000%, 02/15/2035	730	845
Princeton, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	650	725
5.000%, 02/15/2040	775	853
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,112
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,555
5.000%, 02/01/2034	1,700	1,867
5.000%, 02/01/2039	195	216
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	2,000	2,121
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,064
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	735
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	495

SEI Tax Exempt Trust	19

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	$2,000	$2,222
Tarrant County, Cultural Education Facilities Finance, Cook Children's Medical Center, RB
5.000%, 12/01/2031	3,740	4,208
Tarrant County, Cultural Education Facilities Finance, RB
5.000%, 11/15/2051 (A)	485	541
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,857
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	405	413
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	305
5.000%, 12/15/2032	715	775
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,950
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	7,167
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,828
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,290
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,180
Uptown Development Authority, TA
4.000%, 09/01/2033	400	398
4.000%, 09/01/2035	275	267
		129,859
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, RB, AG
5.000%, 06/01/2037	750	851
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,931
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	498
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	$5,000	$5,118
		12,398
Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	3,180
Virginia — 1.8%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	953
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2028	375	395
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	445
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,093
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	471
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,103
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,596
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	1,085	1,160
5.000%, 06/30/2042	2,000	2,047
5.000%, 12/31/2047	440	442
4.000%, 07/01/2030	1,140	1,164
4.000%, 07/01/2031	365	374
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	491
5.000%, 12/01/2039	3,000	3,173
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	8,773
		28,680
Washington — 2.8%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,445

20	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
King County, Housing Authority, RB
5.375%, 07/01/2045	$90	$95
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,870
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	1,989
Port of Seattle, AMT, RB
5.250%, 07/01/2040	2,000	2,219
5.250%, 07/01/2041	1,405	1,543
5.250%, 07/01/2042	5,000	5,445
5.000%, 08/01/2041	1,000	1,056
Washington State, GO
4.000%, 07/01/2036	4,500	4,693
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,801
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,772
5.000%, 07/01/2038	1,000	1,065
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,112
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	931	904
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	761
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	2,725	2,752
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,849
		43,371
West Virginia — 0.2%
County, of Ohio West Virginia Special District Excise Tax Revenue, RB, AG
5.000%, 06/01/2035	550	614
5.000%, 06/01/2036	525	582
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	1,000	1,052
5.000%, 06/01/2035	1,005	1,056
		3,304
Wisconsin — 2.7%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,301
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Sheboygan Area, School District, GO
3.000%, 03/01/2041	$2,400	$2,150
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	298
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	664
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	326
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
2.970%, 08/15/2054 (A)	1,125	1,120
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,897
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB, AG
5.000%, 08/15/2030	2,500	2,728
5.000%, 08/15/2040	3,000	3,330
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	644
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	470	482
5.000%, 11/01/2030	1,035	1,070
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	632
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	226
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,180	1,287
5.500%, 03/01/2032	950	1,089
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	500	400

SEI Tax Exempt Trust	21

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Intermediate-Term Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	$225	$228
4.000%, 07/01/2028	225	229
4.000%, 07/01/2029	225	229
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,669
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	455
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	757
5.000%, 02/01/2062	1,845	1,829
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	445
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	3,000	3,011
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	1,001
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	380
5.000%, 06/15/2040	350	372
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2026	300	301
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	254
		41,930
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	$205	$222

Total Municipal Bonds
(Cost $1,538,545) ($ Thousands)		1,530,918

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	1,960,394	1,960

Total Cash Equivalent
(Cost $1,960) ($ Thousands)		1,960
Total Investments in Securities — 98.7%
(Cost $1,540,505) ($ Thousands)		$1,532,878

Percentages are based on Net Assets of $1,552,374 ($ Thousands).
**	The rate reported is the 7-day effective yield as of November 30, 2025.
†	Investment in Affiliated Security.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $37,339 ($ Thousands), representing 2.4% of the Net Assets of the Fund.
(C)	Security is in default on interest payment.
(D)	Security is escrowed to maturity.
(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(F)	Zero coupon security.
(G)	No interest rate available.
(H)	Securities are held in connection with a letter of credit issued by a major bank.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$—	$48,097	$(46,137)	$—	$—	$1,960	$42	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

22	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 99.3%
Alabama — 4.9%
Black Belt Energy Gas District, Ser A-1, RB
4.000%, 10/01/2049 (A)	$115	$116
Black Belt Energy Gas District, Ser B, RB
4.000%, 10/01/2052 (A)	860	865
Black Belt Energy Gas District, Ser D, RB
5.000%, 02/01/2026	400	401
Black Belt, Energy Gas District, RB
3.140%, 10/01/2052 (A)	3,250	3,220
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,940
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	880
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,063
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	641
Black Belt, Energy Gas District, Ser S, RB
4.000%, 10/01/2052 (A)	2,500	2,515
Black Belt, Energy Gas District, Sub-Ser, RB
4.160%, 07/01/2052 (A)	2,000	2,012
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,558
Lower Alabama, Gas District, RB
4.000%, 12/01/2025 (B)	730	730
4.000%, 12/01/2050 (A)	5,000	5,000
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
3.300%, 07/15/2034 (A)	1,000	1,001
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	258
Southeast Alabama, Energy Authority, Ser E, RB
5.000%, 10/01/2030	6,625	7,130
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,509
5.000%, 04/01/2027	500	512
5.000%, 04/01/2028	1,250	1,303
Southeast Energy Authority A Cooperative District, RB
5.000%, 09/01/2029	680	717
5.000%, 09/01/2030	685	732
		37,103
Alaska — 0.2%
Alaska Railroad, Cruise Port, AMT, RB, AG
5.500%, 10/01/2030	300	328
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	$1,000	$1,066
		1,394
Arizona — 1.6%
Arizona State, Health Facilities Authority, Banner Health, RB
3.040%, 01/01/2046 (A)	700	696
Arizona State, Health Facilities Authority, Ser C-RMK, RB, BANK OF AMERICA N.A.
1.400%, 01/01/2046 (A)(C)	1,695	1,695
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,322
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
3.450%, 12/01/2035 (A)	1,000	1,000
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,233
		11,946
Arkansas — 0.4%
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	260
5.000%, 09/01/2028	200	212
5.000%, 09/01/2029	350	380
5.000%, 09/01/2031	350	388
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,739
		2,979
California — 3.8%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (D)	1,000	982
Bay Area Toll Authority, RB, TD BANK N.A.
0.600%, 04/01/2059 (A)(C)	1,350	1,350
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	771
4.000%, 10/01/2052 (A)	2,710	2,750
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,550
5.000%, 05/01/2028	1,650	1,720
5.000%, 11/01/2028	1,850	1,945
5.000%, 05/01/2029	1,750	1,855

SEI Tax Exempt Trust	23

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	$450	$454
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	5,500	5,573
City of Los Angeles California, RB
5.000%, 06/25/2026	2,000	2,030
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,312
Northern California, Energy Authority, RB
5.000%, 08/01/2026	450	455
5.000%, 08/01/2027	700	722
Pittsburg Successor Agency, Redevelopment Agency, TA, AMBAC
0.000%, 08/01/2028 (D)	500	460
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (D)	505	467
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2029 (D)	500	454
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	1,002
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	375
5.000%, 04/01/2055 (A)	1,500	1,605
Tender Option Bond Trust Receipts, Ser 2025, RB, CITIBANK N.A.
2.910%, 09/01/2048 (A)(C)(E)	500	500
		28,332
Colorado — 1.7%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	490
5.000%, 11/15/2058 (A)	480	506
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,006
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	648
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	382
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	260	276
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	$500	$526
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,536
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,161
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	223
5.000%, 12/01/2028	235	248
5.000%, 12/01/2029	200	214
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
3.000%, 01/15/2026	405	405
Thornton Development Authority, East 144th Avenue & I-25 Project, TA
5.000%, 12/01/2028	1,260	1,330
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	145
5.000%, 12/01/2028	155	163
5.000%, 12/01/2029	165	176
5.000%, 12/01/2030	120	130
		12,565
Connecticut — 0.6%
Connecticut Housing Finance Authority, Ser D-2, RB
3.100%, 11/15/2064 (A)	440	439
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,331
Town of Wethersfield Connecticut, Ser B, GO
4.000%, 03/01/2028	305	306
West Haven, GO, BAM
5.000%, 02/15/2026	200	201
		4,277
Delaware — 0.0%
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/FNMA/FHLMC
3.250%, 01/01/2026	285	285

District of Columbia — 1.4%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
3.190%, 08/01/2040 (A)(E)	4,800	4,800

24	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	$3,750	$3,891
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	536
5.000%, 10/01/2031	1,650	1,672
		10,899
Florida — 3.4%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,274
City of South Miami Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2032	3,000	3,381
County of Palm Beach Florida, Ser D, RB
5.000%, 12/01/2025 (B)	780	780
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,032
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,581
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,001
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,022
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,012
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	312
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,014
		25,409
Georgia — 6.3%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	1,480	1,539
Bartow County, Development Authority, Georgia Power Company Plant Bowen Project, AMT, RB
1.300%, 11/01/2062 (A)	2,365	2,365
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	$1,000	$1,002
3.300%, 12/01/2049 (A)	3,280	3,285
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,281
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,104
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,889
Development Authority of Floyd County, Georgia Power Company Plant Hammond Project, RB
1.350%, 09/01/2026 (A)	5,400	5,400
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,125
5.000%, 05/01/2054 (A)	6,000	6,458
4.000%, 03/01/2026	500	501
4.000%, 09/01/2026	415	417
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2026	850	854
5.000%, 09/01/2026	850	861
5.000%, 03/01/2027	400	408
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,293
4.000%, 05/01/2052 (A)	1,540	1,571
4.000%, 08/01/2052 (A)(E)	4,000	4,001
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,439
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	2,605	2,685
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	2,008
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	625
		47,111
Guam — 0.4%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	216

SEI Tax Exempt Trust	25

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	$710	$730
5.000%, 07/01/2028	800	837
Territory of Guam, Business Priviledge Tax, Ser G, RB
5.000%, 01/01/2028	1,335	1,384
		3,167
Illinois — 6.9%
Board of Trustees of the University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	390
5.000%, 10/01/2028	475	499
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	626
5.000%, 01/01/2031	230	255
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,473
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,007
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,279
5.000%, 01/01/2029	1,500	1,547
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,050
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,007
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	718
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,017
Geneva, GO
4.000%, 02/01/2026	400	401
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,948
Illinois Finance Authority, University of Chicago, Medical Center, RB
5.000%, 08/15/2054 (A)	1,880	2,081
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	1,020
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	504
5.000%, 09/01/2028	515	536
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	418
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	$300	$306
5.000%, 04/01/2028	400	414
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,523
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	997
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,254
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,051
Illinois State, Ser A, GO
5.000%, 11/01/2026	2,740	2,792
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,657
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,503
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	271
5.000%, 01/01/2036	165	165
Illinois State, University, RB
5.000%, 04/01/2029	200	213
5.000%, 04/01/2030	200	217
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	1,085	1,259
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,260
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	1,500	1,529
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,009
Peoria County, Community Unit School District No. 323, GO
4.000%, 04/01/2028	5,000	5,000
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,041
Springfield, GO
5.000%, 12/01/2027	1,200	1,248

26	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	$350	$364
		51,849
Indiana — 2.1%
Indiana Housing & Community Development Authority, RB
2.750%, 04/01/2043 (A)	2,310	2,278
2.740%, 10/01/2045 (A)	2,000	1,972
Indiana Municipal Power Agency, Ser C, RB
5.000%, 01/01/2027	100	101
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,982
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,937
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,914
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,087
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 07/15/2026	600	608
5.000%, 01/15/2029	450	483
Valparaiso 21st Century School Building, RB, ST AID INTERCEPT
5.000%, 07/15/2027	250	259
5.000%, 01/15/2028	550	574
5.000%, 07/15/2028	450	474
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	496
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	900	959
Westfield-Washington, School District, GO, ST INTERCEPT
6.000%, 01/15/2026	340	341
		15,465
Iowa — 0.3%
Iowa Finance Authority, UnityPoint Health Project, RB, TD BANK N.A.
1.250%, 02/15/2039 (A)(C)	1,500	1,500
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Gevo NW Iowa Renewable Natural Gas Project, AMT, RB, CITIBANK N.A.
3.875%, 01/01/2042 (A)(C)	$820	$819
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
2.790%, 01/01/2049 (A)	100	100
		2,419
Kansas — 2.5%
City of Andover Kansas, Ser A, GO
3.500%, 10/01/2028	10,235	10,274
City of Topeka Kansas, Ser A, GO
3.000%, 10/01/2026	2,600	2,605
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,236
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,020
Valley Center, Ser 1, GO
4.375%, 12/01/2025 (B)	2,405	2,405
		18,540
Kentucky — 4.7%
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,336
Kentucky State, Interlocal School Transportation Association, COP, ST INTERCEPT
4.000%, 03/01/2028	1,200	1,227
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	17,000	18,112
5.000%, 07/01/2026	450	454
4.000%, 12/01/2050 (A)	650	652
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	1,983
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	1,996
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	756
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	756
University of Louisville, Ser D, RB, ST INTERCEPT
5.000%, 03/01/2030	3,140	3,189

SEI Tax Exempt Trust	27

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
University of Louisville, Ser F, RB, ST INTERCEPT
5.000%, 03/01/2027	$2,000	$2,054
		35,515
Louisiana — 1.4%
Louisiana Public Facilities Authority, Air Products & Chemicals Inc Project, Ser C, RB
1.450%, 12/01/2043 (A)	1,700	1,700
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.384%, 05/01/2043 (A)	1,925	1,922
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,376
5.000%, 08/15/2027	1,000	1,037
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,522
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,002
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	995
		10,554
Maryland — 0.7%
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	454
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	413
5.000%, 03/01/2028	1,220	1,283
Washington Suburban Sanitary Commission, RB, CNTY-GTD
1.200%, 06/01/2027 (A)	3,400	3,400
		5,550
Massachusetts — 1.8%
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,492
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (E)	2,500	2,407
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	$435	$453
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2026	1,000	1,010
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
2.500%, 07/01/2042 (A)	1,325	1,325
Metrowest Regional Transit Authority, RB, COMWLTH APPROP
3.375%, 09/11/2026	6,775	6,790
		13,477
Michigan — 2.0%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	367
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,050
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,526
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	5,290	5,290
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	875
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,235	2,235
		15,343
Minnesota — 2.0%
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	269
Gibbon, Independent School District No. 2365, Ser A, GO, SD CRED PROG
6.000%, 02/01/2026	280	282
6.000%, 02/01/2027	200	207
Kiester, Ser A, GO, MN CRED PROG
3.625%, 12/01/2026	1,710	1,711
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,832

28	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	$2,000	$2,108
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,311
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2026	450	451
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	551
1.050%, 07/01/2026	1,145	1,125
0.950%, 01/01/2026	1,140	1,137
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,000
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	502
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	727
Woodbury Housing & Redevelopment Authority, Reserve at Settlers Ridge, RB
3.200%, 02/01/2046 (A)	995	998
		15,211
Mississippi — 0.3%
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
1.250%, 11/01/2035 (A)	1,900	1,900

Missouri — 0.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	596
Health & Educational Facilities Authority of the Missouri State, Ser B, RB
3.125%, 02/01/2027	235	235
Jackson County, RB
5.000%, 12/01/2027	1,110	1,158
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,257
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	627
		3,873
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Nebraska — 0.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	$1,000	$1,071

New Hampshire — 0.8%
New Hampshire Business Finance Authority, Waste Management Inc Project, AMT, RB
4.000%, 10/01/2033 (A)	1,500	1,501
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,877
3.625%, 04/01/2026	1,750	1,751
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	531
		5,660
New Jersey — 2.2%
Haddonfield, Public Schools District, GO, SCH BD RES FD
1.000%, 04/15/2027	1,725	1,678
1.000%, 04/15/2028	1,370	1,306
1.000%, 04/15/2029	1,396	1,306
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,527
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	861
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,854
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,850
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (D)	1,390	1,234
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,228
Winslow, GO
2.000%, 03/01/2029	875	848
		16,692
New Mexico — 0.7%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	1,000	1,011

SEI Tax Exempt Trust	29

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	$2,500	$2,677
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,504
		5,192
New York — 5.7%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	642
Glenville Hill Fire District No. 8, GO
4.000%, 09/25/2026	3,410	3,429
Homer Central School District, GO, ST AID WITHHLDG
3.150%, 09/18/2026	5,000	5,002
Ithaca, GO
4.250%, 02/13/2026	2,000	2,003
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	1,435	1,468
3.000%, 09/01/2049 (A)	4,470	4,545
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	993
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,530
Metropolitan Transportation Authority, RB
5.000%, 11/15/2031	3,000	3,355
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,000
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,030
New York City, Ser 2-REM, GO
1.250%, 04/01/2042 (A)	2,100	2,100
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,375
New York State, Housing Finance Agency, RB
3.450%, 11/01/2063 (A)	140	140
New York State, Housing Finance Agency, Ser A-2, RB
3.450%, 06/15/2054 (A)	1,000	1,006
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	380	380
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,017
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	$800	$800
5.000%, 12/01/2026	1,000	1,020
Niagara Frontier Transportation Authority Airport System Revenues, AMT, RB
5.000%, 04/01/2028	1,045	1,079
Triborough, Bridge & Tunnel Authority, MTA Bridges and Tunnels, RB
5.000%, 12/01/2028	1,000	1,072
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,645	1,661
		42,647
North Carolina — 1.1%
Charlotte-Mecklenburg Hospital Authority, Ser G, RB
1.400%, 01/15/2048 (A)	3,000	3,000
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB, ROYAL BANK OF CANADA
1.250%, 01/15/2042 (A)(C)	2,000	2,000
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	3,575	3,617
		8,617
North Dakota — 0.8%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,002
Elm River Joint Water Resource District, Ser B, GO
5.000%, 05/01/2026	850	856
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	100	102
5.000%, 12/01/2027	125	129
5.000%, 12/01/2028	125	132
		6,221
Ohio — 3.8%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,619
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	867
Columbus-Franklin County, Finance Authority, RB
3.190%, 06/01/2044 (A)	1,500	1,500

30	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
County of Allen, Ohio Hospital Facilities Revenue, RB, TRUIST BANK
1.400%, 11/01/2050 (A)(C)	$3,000	$3,000
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	863
Cuyahoga Metropolitan Housing Authority, RB, HUD SECT 8
3.320%, 12/01/2027 (A)	1,190	1,190
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Newark, GO
5.000%, 03/18/2026	1,900	1,909
Ohio Housing Finance Agency, Community & Pendelton Apartments Project, RB
3.400%, 07/01/2042 (A)	2,600	2,609
Ohio Housing Finance Agency, Pebble Brooke Apartments Project, RB
3.350%, 07/01/2043 (A)	1,300	1,308
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,524
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	525	529
5.000%, 05/01/2028	700	731
5.000%, 05/01/2030	540	582
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,308
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,104
Ohio State, RB
5.000%, 01/15/2028	2,000	2,077
Ohio State, University Hospitals Health System, RB
3.060%, 01/15/2045 (A)	2,000	2,000
		28,890
Oklahoma — 2.6%
Mcintosh County, Educational Facilities Authority, Eufaula Public Schools Project, RB
5.000%, 09/01/2028	340	354
Murray County, Educational Facilities Authority, RB
5.000%, 09/01/2027	525	537
5.000%, 09/01/2028	550	570
Oklahoma County, Finance Authority, Western Heights Public Schools Project, RB
5.000%, 09/01/2028	1,365	1,408

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	$810	$811
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	378
5.000%, 09/01/2030	375	412
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	9,073
0.050%, 01/01/2027	5,735	5,563
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	335
		19,441
Oregon — 0.8%
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO, SCH BD GTY
0.000%, 06/15/2027 (D)	350	334
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO, SCH BD GTY
0.000%, 06/15/2026 (D)	3,270	3,219
Multnomah County, School District No. 40, Ser A, GO, SCH BD GTY
0.000%, 06/15/2026 (D)	250	246
0.000%, 06/15/2028 (D)	395	366
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,007
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	685
		5,857
Pennsylvania — 2.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
3.490%, 11/15/2047 (A)	3,000	2,971
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	995
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,004
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	599
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2033	2,550	2,580

SEI Tax Exempt Trust	31

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	$640	$645
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,601
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,271
Pennsylvania State, Turnpike Commission, RB
3.640%, 07/15/2041 (A)	2,500	2,497
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,075
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,199
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	299
Scranton-Lackawanna Health & Welfare Authority, University of Scranton, RB
5.000%, 11/01/2027	310	321
5.000%, 11/01/2028	400	420
State, Public School Building Authority, School District of Philadelphia, RB, ST AID WITHHLDG
5.000%, 06/01/2027	1,500	1,531
		20,008
Rhode Island — 0.1%
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	850	912
South Carolina — 0.6%
South Carolina State, Housing Finance & Development Authority, RB
3.250%, 01/01/2046 (A)	2,500	2,498
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,295
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	745
		4,538

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tennessee — 3.6%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	$2,500	$2,525
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,015
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,512
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	412
5.000%, 07/01/2028	400	420
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	500
Metropolitan Government Nashville & Davidson County, Health & Educational Facs Bd, RB
3.150%, 12/01/2042 (A)	2,700	2,698
Rutherford County, Health & Educational Facilities Board, RB
5.000%, 11/15/2048 (A)	1,500	1,640
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	266
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,083
Tennergy, RB
5.000%, 06/01/2028	275	287
5.000%, 06/01/2029	825	872
5.000%, 10/01/2054 (A)	7,500	7,922
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	777
5.250%, 12/01/2026	700	712
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	3,060	3,113
		26,754
Texas — 15.9%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	325
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,023

32	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin Affordable Pfc, RB
2.950%, 11/01/2059 (A)	$3,200	$3,186
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,230
City of San Antonio Texas Electric & Gas Systems Revenue, Ser A, RB
3.080%, 02/01/2055 (A)	2,000	2,000
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2026	390	399
6.500%, 09/01/2027	635	670
6.500%, 09/01/2028	245	267
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	4,785	4,785
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,737
Denton County, GO
4.000%, 07/15/2027	740	741
Denton Independent School District, Ser B1, GO, PSF-GTD
4.000%, 08/15/2055 (A)	1,300	1,342
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,041
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,019
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,965
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	543
Fort Bend County, Municipal Utility District No. 222, GO, AG
6.000%, 07/01/2027	290	303
6.000%, 07/01/2028	305	327
6.000%, 07/01/2029	315	346
6.000%, 07/01/2030	335	377
5.000%, 07/01/2031	350	382
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,036
0.720%, 08/01/2051 (A)	805	789
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	262
5.000%, 08/01/2029	300	319
5.000%, 08/01/2030	300	325

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	$385	$393
4.000%, 10/01/2028	525	539
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,098
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	786
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2026	740	755
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2026	665	670
4.000%, 09/01/2027	695	707
4.000%, 09/01/2028	725	744
4.000%, 09/01/2029	755	773
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	307
5.500%, 03/01/2027	320	329
5.500%, 03/01/2028	335	353
5.125%, 03/01/2029	350	372
5.000%, 03/01/2030	365	393
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	712
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2026	470	485
7.250%, 09/01/2027	480	514
7.250%, 09/01/2028	495	551
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	715
6.500%, 11/01/2027	735	781
6.500%, 11/01/2028	765	839
6.500%, 11/01/2029	805	906
6.500%, 11/01/2030	840	970
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2026	230	238
7.250%, 11/01/2027	350	377
7.250%, 11/01/2028	345	385
7.250%, 11/01/2029	390	450
Hays Consolidated Independent School District, GO, PSF-GTD
5.000%, 02/15/2029	750	805
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	364
5.500%, 05/01/2027	375	388
5.500%, 05/01/2028	390	413
5.000%, 05/01/2030	420	455

SEI Tax Exempt Trust	33

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2030	$1,000	$1,001
Hutto Independent School District, GO, PSF-GTD
4.000%, 02/01/2055 (A)	1,435	1,481
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,213
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2026	300	301
5.000%, 03/01/2028	305	318
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	373
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	857
Mission Economic Development, AMT, RB
3.450%, 05/01/2050 (A)	2,500	2,501
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	175	179
5.750%, 09/01/2027	185	193
5.750%, 09/01/2028	195	209
5.750%, 09/01/2029	205	224
5.375%, 09/01/2030	220	241
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	256
5.500%, 12/01/2027	250	262
5.500%, 12/01/2028	250	267
5.250%, 12/01/2029	250	270
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	345	354
5.000%, 11/01/2028	440	456
5.000%, 11/01/2029	570	598
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,905	1,909
5.000%, 01/01/2027	1,665	1,709
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,516
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,455	3,479
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,321
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Port of Port Arthur Navigation District, Motiva Enterprises Project, Sub-Ser, RB
2.250%, 11/01/2040 (A)	$5,000	$5,000
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,138
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,103
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,004
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,095
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,112
0.900%, 11/15/2050 (A)	1,000	1,000
Tarrant County, Cultural Education Facilities Finance, Methodist Hospitals Dallas, RB, TD BANK N.A.
1.150%, 10/01/2041 (A)(C)	2,000	2,000
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	5,500	5,544
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	946
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,601
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,495	3,500
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.581%, 12/15/2026 (A)	675	677
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.528%, 09/15/2027 (A)	2,150	2,151
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,002
5.250%, 01/01/2028	3,185	3,308
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2026	450	451
5.000%, 01/01/2027	750	763

34	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
THF Public Facility, Covington Acres, RB
3.340%, 02/01/2044 (A)	$1,000	$1,006
		119,396
Utah — 0.6%
Cache County, School District, GO, SCH BD GTY
4.000%, 06/15/2030	1,500	1,511
Ogden, School District, GO, SCH BD GTY
5.000%, 06/15/2026	1,250	1,266
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	202
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB, UT CSCE
5.000%, 04/15/2027	250	256
5.000%, 04/15/2029	200	211
5.000%, 04/15/2030	215	230
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,002
		4,678
Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	2,425	2,449
Virginia — 1.2%
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	51
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,666
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	538
5.000%, 07/01/2030	550	603
Louisa Industrial Development Authority, Virginia Electric and Power Company Project, RB
3.125%, 11/01/2035 (A)	3,435	3,445
Virginia Housing Development Authority, Sub-Ser F-SUB, RB
3.650%, 07/01/2033	245	247
3.600%, 01/01/2033	260	262
3.450%, 07/01/2032	370	370
3.400%, 01/01/2032	240	240

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virginia Small Business Financing Authority, RB
5.000%, 10/01/2029	$1,110	$1,177
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	321
3.800%, 07/01/2029	355	362
		9,282
Washington — 1.2%
County of King, Washington Sewer Revenue, Ser B, RB
1.250%, 01/01/2042 (A)	3,000	3,000
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,546
5.000%, 07/01/2029	510	545
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,637
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	986
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	1,000	1,005
		8,719
West Virginia — 0.3%
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,326
Wisconsin — 4.0%
Clayton, Ser B, RB
2.000%, 06/01/2026	1,155	1,145
County of Buffalo Wisconsin, GO
4.000%, 09/01/2028	595	606
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2026	2,120	2,140
5.000%, 06/01/2027	2,230	2,295
Fort Atkinson, GO
4.000%, 02/01/2027	340	345
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,067
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	944
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	81
University of Wisconsin Hospitals & Clinics, Ser 2018B, RB
1.400%, 04/01/2048 (A)	3,000	3,000

SEI Tax Exempt Trust	35

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Short Duration Municipal Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB
5.000%, 08/15/2028	$1,250	$1,319
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,012
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (E)	4,500	4,543
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	310	311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,304
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,278
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,440	3,461
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,001
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,959
		29,927
Wyoming — 0.3%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,000

Total Municipal Bonds
(Cost $745,451) ($ Thousands)		746,440

Total Investments in Securities — 99.3%
(Cost $745,451) ($ Thousands)		$746,440

Percentages are based on Net Assets of $751,672 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.
(C)	Securities are held in connection with a letter of credit issued by a major bank.

(D)	Zero coupon security.

(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $16,251 ($ Thousands), representing 2.2% of the Net Assets of the Fund.

See “Glossary” for abbreviations.

36	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.6%
California — 97.9%
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	$1,000	$1,043
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,031
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,144
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,353
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,679
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 11/01/2033	3,500	3,833
5.000%, 08/01/2055 (A)	2,000	2,125
5.000%, 10/01/2055 (A)	3,000	3,152
5.000%, 03/01/2056 (A)	2,000	2,194
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,091
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	1,000	1,059
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	434
5.000%, 04/01/2030	425	471
5.000%, 04/01/2031	470	533
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,459
California State, GO
5.000%, 08/01/2031	3,485	3,632
5.000%, 11/01/2031	4,500	5,041
5.000%, 09/01/2032	1,000	1,158
5.000%, 09/01/2035	1,000	1,167
5.000%, 10/01/2035	5,000	5,791
4.000%, 08/01/2034	4,000	4,386
4.000%, 08/01/2035	2,500	2,511
California State, GO Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	15	16
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,312

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	$2,500	$2,769
5.000%, 12/01/2037	3,180	3,488
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,119
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,143
5.000%, 12/01/2036	1,000	1,133
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	585
5.000%, 02/01/2036	200	232
5.000%, 02/01/2037	750	861
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,356
California State, Health Facilities Financing Authority, RB
5.250%, 10/01/2050 (A)	1,000	1,138
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,550
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	855	877
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,349	1,396
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	1,500	1,706
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,027
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	947
5.000%, 11/01/2037	465	508
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	589
5.000%, 11/01/2032	850	943

SEI Tax Exempt Trust	37

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2027	$1,170	$1,200
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	453
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,394
5.000%, 11/15/2035	1,340	1,457
5.000%, 11/15/2036	1,410	1,527
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,267
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	594
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	747
5.000%, 05/15/2030	900	977
California State, Municipal Finance Authority, RB
5.000%, 10/01/2036	1,000	1,077
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,088
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,111
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	505
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,835
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	874
California State, Public Works Board, Various Capital Projects, RB
5.000%, 12/01/2035	2,000	2,287
California State, Public Works Board, Various Capital Projects, Ser B, RB Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	126

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	$2,000	$2,023
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,452
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,356
California State, Statewide Communities Development Authority, Sequoia Living Project, RB, CA MTG INS
5.000%, 07/01/2032	490	563
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	949
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,933
California State, Various Purpose, GO
5.000%, 10/01/2029	5,000	5,485
5.000%, 10/01/2030	1,230	1,348
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,271
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,330	1,236
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,422
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	149
5.000%, 01/01/2034	175	201
5.000%, 01/01/2035	135	154
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	505
Long Beach, Bond Finance Authority, RB
5.000%, 08/01/2035	500	587
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,392
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,658

38	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	$1,000	$1,051
5.000%, 05/15/2029	3,000	3,207
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	433
5.000%, 07/01/2034	545	610
5.000%, 07/01/2035	1,210	1,348
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	7,123
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	587
5.000%, 05/01/2035	500	584
Los Angeles, Municipal Improvement Corp, Los Angeles Convention Center, RB
5.000%, 05/01/2038	1,750	2,008
Los Angeles, Unified School District, CP Pre-Refunded @ 100
5.000%, 10/01/2033 (B)	1,780	2,118
Los Angeles, Unified School District, CP
5.000%, 10/01/2035	1,220	1,428
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2031	5,000	5,703
5.000%, 07/01/2034	2,230	2,701
Los Angeles, Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,367
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	811
5.000%, 10/01/2035	900	1,037
Mount Diablo, Unified School District, Ser C, GO
5.000%, 08/01/2037	285	340
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	355	349
Ontario, Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	1,000	1,185
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,106
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,186
5.000%, 06/01/2037	2,000	2,354

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	$1,000	$1,171
5.000%, 10/01/2036	650	755
5.000%, 10/01/2037	700	808
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,543
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,279
5.250%, 07/01/2037	750	866
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	405
5.000%, 07/01/2027	500	516
5.000%, 07/01/2028	1,000	1,031
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,041
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,504
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,664
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,555
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,324
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	806
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	1,000	1,001
3.000%, 08/01/2033	2,580	2,580
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,440
Southern California, Logistics Airport Authority, Ser A, TA, AG
5.000%, 12/01/2037	430	505
Southern California, Public Power Authority, RB
5.000%, 07/01/2053 (A)	2,000	2,113

SEI Tax Exempt Trust	39

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Southern California, Public Power Authority, Ser A, RB
5.000%, 07/01/2035	$400	$437
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,018
Stockton, Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	750	862
5.000%, 08/01/2032	600	702
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	597
4.000%, 08/01/2028	435	450
4.000%, 08/01/2029	735	768
4.000%, 08/01/2030	1,320	1,396
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	543
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,533
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,341
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,034
5.000%, 04/01/2028	2,000	2,084
Vista, Joint Powers Financing Authority, Ser A, RB
5.000%, 05/01/2027	600	620
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,250
		224,363
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,537

Total Municipal Bonds
(Cost $228,371) ($ Thousands)		225,900

	Shares
CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	1,069,605	1,070
Total Cash Equivalent
(Cost $1,070) ($ Thousands)		1,070
Total Investments in Securities — 99.1%
(Cost $229,441) ($ Thousands)		$226,970

Percentages are based on Net Assets of $229,040 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2025.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $2,023 ($ Thousands), representing 0.9% of the Net Assets of the Fund.

40	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

California Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,574	$11,350	$(11,854)	$—	$—	$1,070	$19	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	41

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS — 97.6%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$441

Massachusetts — 96.9%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,606
Commonwealth of Massachusetts Transportation Fund Revenue, RB
5.000%, 06/01/2038	1,000	1,161
Hingham, GO
4.000%, 02/15/2030	340	352
4.000%, 02/15/2031	320	332
Massachusetts Bay, Transportation Authority Sales Tax Revenue, Ser B, RB
5.000%, 07/01/2037	1,000	1,167
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	561
5.250%, 07/01/2031	750	860
5.000%, 07/01/2036	1,500	1,790
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,133
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2032	250	282
Massachusetts Development Finance Agency, RB
5.500%, 10/01/2035	500	563
Massachusetts Development Finance Agency, Ser N, RB
5.000%, 07/01/2037	1,000	1,171
Massachusetts Development Finance Agency, Tufts University Student Housing Project, RB
5.000%, 06/01/2037	440	496
5.000%, 06/01/2038	670	748
Massachusetts School Building Authority, Sub-Ser, RB
5.000%, 02/15/2038	500	595
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2032	1,000	1,151
5.000%, 02/01/2033	1,000	1,169
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,075
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,179
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	$1,115	$1,268
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,113
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	617
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	202
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	1,000	1,074
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	500	506
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,491
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,021
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	659
5.000%, 01/01/2037	600	643
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,381
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,051
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,080
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	441
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	406
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	738
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,500	1,568

42	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	$1,000	$1,160
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,025
5.000%, 07/01/2035	1,000	1,132
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	210	227
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	882
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	400
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	400
5.000%, 07/01/2033	1,000	1,081
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	435
5.000%, 07/01/2034	200	230
5.000%, 07/01/2035	250	285
5.000%, 07/01/2036	275	311
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	458
5.000%, 07/01/2032	440	494
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,028
5.000%, 07/01/2029	840	897
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,030
5.000%, 07/01/2028	1,250	1,306
5.000%, 07/01/2029	500	534
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,049
Massachusetts State, RB, NATL
5.500%, 01/01/2034	350	400
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	330
5.000%, 03/01/2035	565	660
Massachusetts State, Ser B, GO
5.000%, 11/01/2036	750	866
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	$2,500	$2,866
5.000%, 10/01/2034	210	240
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,118
5.000%, 11/01/2031	345	385
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	1,000	1,150
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	588
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	873
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	648
Worcester, GO
4.000%, 02/15/2030	285	293
		59,431
Total Municipal Bonds
(Cost $60,109) ($Thousands)		59,872

	Shares
CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	2,463,298	2,463
Total Cash Equivalent
(Cost $2,463) ($Thousands)		2,463
Total Investments in Securities — 101.6%
(Cost $62,572) ($Thousands)		$62,335

Percentages are based on Net Assets of $61,356 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2025.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Tax Exempt Trust	43

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$337	$4,611	$(2,485)	$—	$—	$2,463	$8	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

44	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS — 98.0%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,072
5.000%, 01/01/2030	180	197
5.000%, 01/01/2031	115	128
5.000%, 01/01/2032	225	255
5.000%, 01/01/2033	225	255
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	523
5.000%, 01/01/2036	340	393
		2,823
Guam — 1.2%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	702
5.000%, 07/01/2037	400	440
		1,142
New Jersey — 83.7%
Bergen County, GO
3.000%, 07/15/2029	1,000	998
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,817
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	568
Edison, GO
3.000%, 03/15/2033	1,635	1,628
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	776
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	414
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,067
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	412
Montclair State, University, Ser A, RB, AG
5.000%, 07/01/2036	520	601
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,140
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,994
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	$650	$734
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,029
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,174
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,178
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,124
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,287
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	395
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,467
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,299
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	907
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,013
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,907
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	745
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,014
5.000%, 07/01/2031	725	803

SEI Tax Exempt Trust	45

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$1,000	$1,013
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,112
5.000%, 07/01/2037	820	837
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,137
5.000%, 07/01/2035	350	404
5.000%, 07/01/2036	525	603
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,364
5.000%, 07/01/2034	1,205	1,404
5.000%, 07/01/2036	2,000	2,301
5.000%, 07/01/2045 (A)	1,500	1,520
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,349
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,617
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	702
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	749
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	516
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	211
5.000%, 07/01/2029	270	290
5.000%, 07/01/2030	260	280
5.000%, 07/01/2031	375	403
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,576
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,099
4.000%, 06/15/2035	2,585	2,677
4.000%, 06/15/2036	1,515	1,556
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	$500	$557
5.000%, 06/15/2038	1,500	1,702
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,730
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,781
5.000%, 06/15/2036	940	1,034
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,500	1,722
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,048
5.000%, 01/01/2036	750	876
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2029	960	1,006
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,015
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	546
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	528
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	542
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,353
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	522
5.000%, 06/01/2034	3,000	3,105
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	465
5.000%, 04/15/2037	550	636
		77,379

New York — 7.9%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,566
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,358
4.000%, 07/15/2036	1,325	1,340

46	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	$1,000	$1,079
		7,343

Pennsylvania — 2.1%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,037
Delaware River, Port Authority, RB
5.000%, 01/01/2037	750	864
		1,901
Total Municipal Bonds
(Cost $91,414) ($Thousands)		90,588

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	547,413	547
Total Cash Equivalent
(Cost $547) ($Thousands)		547
Total Investments in Securities — 98.6%
(Cost $91,961) ($Thousands)		$91,135

Percentages are based on Net Assets of $92,430 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2025.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$198	$2,911	$(2,562)	$—	$—	$547	$5	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Tax Exempt Trust	47

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS — 97.9%
Guam — 1.9%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	$725	$814
5.000%, 07/01/2037	420	462
Territory of Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2030	800	857
		2,133

New York — 96.0%
Albany Capital Resource, RB
5.000%, 05/01/2035	415	478
5.000%, 05/01/2036	500	571
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	976
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,077
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	354
5.000%, 08/01/2027	275	279
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	976
5.000%, 09/01/2036	1,000	1,078
5.000%, 09/01/2037	1,475	1,581
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	511
Build NYC Resource, Urban Resource Institute Project, RB
4.125%, 12/01/2035	500	521
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	713
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	810
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,254
Long Island, Power Authority, RB
5.000%, 09/01/2027	1,000	1,043
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,522
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,125
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,118
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	$2,000	$2,131
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	1,750	1,844
Metropolitan Transportation Authority, RB
5.000%, 11/15/2032	2,000	2,261
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	841
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,370
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,654
5.000%, 08/01/2037	1,765	1,904
New York City Municipal Water Finance Authority, Sub-Ser, RB
5.000%, 06/15/2036	650	767
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,692
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser D, RB
5.000%, 05/01/2032	1,500	1,703
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,571
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	2,125	2,276
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,044
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,870
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,038
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,477
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,022

48	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, RB, ST AID WITHHLDG
5.000%, 07/15/2032	$2,450	$2,588
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	1,750	1,975
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sinai Project, RB
5.000%, 07/01/2026	1,000	1,001
New York State, Dormitory Authority, Iona University, RB, AG
5.000%, 07/01/2037	760	865
5.000%, 07/01/2038	850	955
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,189
New York State, Dormitory Authority, Mount Sinai Hospital Obligated Group, RB
5.500%, 07/01/2038	1,925	2,159
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,138
4.000%, 05/01/2037	1,250	1,284
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,325
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,712
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,129
New York State, Dormitory Authority, Roswell Park Cancer Institute Obligated Group, RB, AG
5.000%, 07/01/2033	750	845
5.000%, 07/01/2034	1,255	1,421
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,307
5.000%, 10/01/2036	2,000	2,223
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, ST AID WITHHLDG
5.000%, 10/01/2029	2,500	2,606
Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	$1,500	$1,554
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	872
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,557
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AG
5.000%, 10/01/2038	1,000	1,100
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,037
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,758
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,782
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,597
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,947
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,155
5.000%, 12/01/2033	1,560	1,700
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,000
5.000%, 12/01/2030	1,000	1,097
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,276
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	673
New York Transportation Development, JFK International Airport Terminal 1 Project, AMT, RB, AG
5.500%, 06/30/2038	1,700	1,918

SEI Tax Exempt Trust	49

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($Thousands)
MUNICIPAL BONDS (continued)
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	$2,345	$2,348
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2037	2,000	2,321
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	3,335	3,510
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2026	300	303
		106,684
Total Municipal Bonds
(Cost $108,502) ($Thousands)		108,817

	Shares
CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	1,956,712	1,957
Total Cash Equivalent
(Cost $1,957) ($Thousands)		1,957
Total Investments in Securities — 99.7%
(Cost $110,459) ($Thousands)		$110,774

Percentages are based on Net Assets of $111,092 ($ Thousands).

**	The rate reported is the 7-day effective yield as of November 30, 2025.

†	Investment in Affiliated Security.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security is escrowed to maturity.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,487	$5,638	$(5,168)	$—	$—	$1,957	$17	$—

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

50	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.7%
Guam — 0.8%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$991

Pennsylvania — 97.9%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,580	2,729
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,437
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	550
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,614
5.000%, 04/01/2036	1,000	1,032
Allegheny County, Port Authority, RB
5.000%, 03/01/2029	1,000	1,073
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,838
Chester County, GO
4.000%, 07/15/2029	300	313
4.000%, 07/15/2030	250	261
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,630
5.000%, 06/01/2029	500	526
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	837
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	262
5.000%, 08/01/2036	255	288
5.000%, 08/01/2037	345	386
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	516
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	516
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	1,015	1,053
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,349
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Port Authority, RB
5.000%, 01/01/2037	$1,000	$1,151
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,047
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,437
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	645
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,015
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,406
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	411
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,241
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,566
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	969
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,584
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	757
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	413
5.000%, 07/01/2029	350	367
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,118
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	1,000	1,171
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	932
Pennsylvania State University, RB
5.000%, 09/01/2035	850	972

SEI Tax Exempt Trust	51

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	$1,100	$1,124
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,636
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,350	1,363
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	1,000	1,095
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	808
5.000%, 10/15/2030	925	1,014
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,220
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	867
5.000%, 08/01/2036	725	831
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,103
5.000%, 09/01/2032	2,590	2,962
5.000%, 08/15/2033	1,310	1,515
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,575
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	2,018
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,243
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,174
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	273
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	70	73
5.000%, 02/15/2035	2,000	2,348
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	15
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	$75	$77
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,697
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2037	1,300	1,479
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	536
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,340	1,359
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	518
5.000%, 07/01/2028	400	418
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,091
5.000%, 12/01/2031	1,000	1,124
5.000%, 12/01/2032	2,000	2,262
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,747
5.000%, 12/01/2033	375	430
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	565
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	523
5.000%, 06/01/2031	1,165	1,296
5.000%, 06/01/2033	895	1,018
5.000%, 12/01/2034	1,000	1,135
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,698
5.000%, 07/01/2031	1,100	1,208
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2027	1,705	1,769
5.000%, 10/01/2029	2,000	2,036
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	1,000	1,105
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	2,500	2,788

52	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	$1,005	$1,014
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,083
Philadelphia, Industrial Development Authority, Rebuild Project, Ser A, RB
5.000%, 12/01/2037	1,750	2,001
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
4.000%, 07/01/2035	5,325	5,359
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,350	2,439
Philadelphia, Ser A, GO
5.000%, 05/01/2031	1,000	1,115
5.000%, 08/01/2038	1,000	1,144
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,380
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2027	300	313
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,517
5.000%, 06/01/2034	800	903
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,927
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,043
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,115
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	230
5.000%, 09/01/2037	300	342
5.000%, 09/01/2038	400	452
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	489
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	$250	$276
5.000%, 10/01/2031	325	358
Southcentral Pennsylvania, General Authority, Wellspan Health Obligated Group, RB
5.000%, 06/01/2032	1,250	1,408
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,143
5.000%, 06/01/2033	1,000	1,136
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	754
Swarthmore Borough, Authority, Swathmore College, RB
5.000%, 09/15/2055 (C)	1,000	1,163
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,326
Westmoreland County, Municipal Authority, Ser A, RB, BAM
5.000%, 08/15/2037	1,500	1,703
		132,681

Total Municipal Bonds
(Cost $134,278) ($ Thousands)		133,672

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	309,645	310
Total Cash Equivalent
(Cost $310) ($ Thousands)		310
Total Investments in Securities — 98.9%
(Cost $134,588) ($ Thousands)		$133,982

Percentages are based on Net Assets of $135,523 ($ Thousands).

†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of November 30, 2025.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

SEI Tax Exempt Trust	53

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Pennsylvania Municipal Bond Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,106	$8,800	$(9,596)	$—	$—	$310	$17	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

54	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 72.5%
Alabama — 1.2%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$762
Baldwin County, Industrial Development Authority, AMT, RB
4.625%, 06/01/2055 (A)(B)	600	604
Baldwin County, Industrial Development Authority, Novelis Corporation Project, AMT, RB
5.000%, 06/01/2055 (A)(B)	2,200	2,249
Black Belt Energy Gas District, Ser E, RB
5.000%, 12/01/2055 (B)	500	540
Black Belt, Energy Gas District, Ser B, RB
5.000%, 10/01/2035	500	517
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (B)	3,100	3,424
Black Belt, Energy Gas District, Sub-Ser, RB
4.160%, 07/01/2052 (B)	1,000	1,006
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (B)	1,000	1,106
		10,208
Alaska — 0.2%
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	620	641
Northern Tobacco Securitization, Ser B-2-CLASS, RB
0.000%, 06/01/2066 (C)	10,900	1,245
		1,886
Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,058
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,872
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)(D)	3,000	70
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	1,510	1,515
La Paz County, Industrial Development Authority, Charter School Solutions-Harmony Project, RB
5.000%, 02/15/2028	245	249
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	$1,050	$915
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	235	213
		8,892
Arkansas — 0.5%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.750%, 09/01/2049 (A)	500	488
4.500%, 09/01/2049 (A)	2,900	2,809
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	788
		4,085
California — 7.6%
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (B)	990	1,086
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 02/01/2055 (B)	3,100	3,386
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(B)	2,600	2,619
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(B)	4,700	4,693
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(B)	1,600	1,601
6.000%, 03/01/2053 (A)(B)	6,200	6,289
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (C)	920	552
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (A)	1,305	1,323
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	964

SEI Tax Exempt Trust	55

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(D)	$3,432	$–
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	500	459
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)(D)	1,000	600
5.000%, 06/01/2051 (A)(D)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (B)	1,955	1,728
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,307
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	2,850	2,910
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (A)	1,095	965
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (A)	500	367
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (A)	1,000	745
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (A)	500	382
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (A)	2,200	2,237
0.000%, 09/01/2032 (A)(E)(F)	7,800	5,130
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (C)	23,600	2,530
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,215	1,114
Hastings Campus Housing Finance Authority, Ser A, RB
5.000%, 07/01/2061 (A)	2,000	1,805
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (A)	1,000	1,013
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	7,239
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (C)	$15,040	$2,374
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (C)	5,410	3,480
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (C)	5,700	1,175
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (C)	1,800	1,291
		62,964
Colorado — 2.1%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,505
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	502
5.000%, 12/01/2048	500	496
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	391
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (E)(F)	2,000	1,664
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (A)	600	416
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
4.000%, 08/01/2044	2,000	1,815
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	1,000	1,087
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(B)	2,140	2,159
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	420	444
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,144	1,148
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	4,098

56	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Kinston Metropolitan District No. 5, Ser A, GO
5.500%, 12/01/2045 (A)	$560	$568
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	500	504
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	307
Village Metropolitan District, Ser A, GO
5.750%, 12/01/2055	500	505
		17,609
Connecticut — 0.4%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (A)	1,500	1,394
Connecticut State, Health & Educational Facilities Authority, Ser A-, RB
0.700%, 07/01/2042 (B)	2,000	2,000
		3,394
Delaware — 1.5%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A, RB
7.120%, 10/01/2038 (A)	1,890	1,835
3.167%, 10/01/2038 (A)(B)	10,720	9,388
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	1,006
		12,229
District of Columbia — 0.1%
District of Columbia, RB
5.000%, 06/01/2050	650	619
Florida — 2.8%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,326
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (D)	750	24
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	900
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	2,970
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, AMT, RB
6.125%, 10/01/2055	$600	$625
4.000%, 10/01/2051 (A)	500	419
County, of Miami-Dade Florida Water & Sewer System Revenue, Ser B, RB
4.000%, 10/01/2049	4,000	3,658
Florida Higher Educational Facilities Financing Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	488
Florida Higher Educational Facilities Financing Authority, Keiser University Project, Ser UNIV, RB
6.000%, 07/01/2045 (A)	1,700	1,701
Florida Higher Educational Facilities Financing Authority, Ser UNIV, RB
6.250%, 07/01/2055 (A)	300	300
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AG
5.000%, 07/01/2044	2,500	2,482
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (A)	765	495
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (D)	318	4
Lakewood Ranch Stewardship District, Southeast Project, SAB
5.500%, 05/01/2040	1,345	1,422
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	1,022
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,630	1,631
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)(D)	3,365	908
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	646
4.000%, 05/15/2028	750	753
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	762

SEI Tax Exempt Trust	57

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	$250	$254
		22,790
Georgia — 2.6%
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (A)	300	306
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,612
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052 (D)	1,620	729
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (A)	1,460	1,390
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2053 (B)	2,150	2,275
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,633
5.000%, 01/01/2056	500	500
5.000%, 07/01/2060	5,000	4,997
Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2055 (B)	1,700	1,866
		21,308
Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	225	225
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (A)	1,400	1,337
		1,562
Illinois — 2.4%
Chicago Board of Education, GO
5.750%, 12/01/2050	4,500	4,401
Chicago Board of Education, Ser B, GO
5.000%, 12/01/2040	1,500	1,446
Chicago Board of Education, Ser C, GO
6.000%, 12/01/2038	500	530
6.000%, 12/01/2043	2,320	2,384
Chicago Board of Education, Ser D, GO
5.000%, 12/01/2046	1,300	1,167
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	$500	$498
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,047
City of Chicago Illinois, Ser A, GO
5.500%, 01/01/2039	800	838
Hillside, TA
5.000%, 01/01/2030	1,160	1,168
Illinois Finance Authority, Ascension, Ser C, RB
Pre-Refunded @ 100
5.000%, 02/15/2027 (G)	480	494
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	350	302
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	1,000	712
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (D)	1,561	47
5.000%, 02/15/2037 (D)	1,561	47
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,537
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,131
		19,749
Indiana — 0.5%
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)(D)	10,200	510
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,229
		3,739
Iowa — 1.3%
City of Stuart Iowa, Ser B, RB
5.125%, 06/01/2042	525	535
Iowa Finance Authority, RB
4.500%, 10/01/2035	750	757
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (B)(G)	4,200	4,560
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	949

58	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	$615	$621
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (A)	2,000	1,773
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
0.000%, 06/01/2065 (C)	11,075	1,655
		10,850
Kansas — 0.6%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,001
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	913
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	506
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	315	316
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(C)	1,785	1,004
		4,740
Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	717
6.000%, 11/15/2036	1,700	1,344
		2,061
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	600	627
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	400	370
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	430	446
		1,443
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	$625	$621
Massachusetts — 0.4%
Massachusetts Development Finance Agency, Beth Israel Lahey Health, RB, AG
5.000%, 07/01/2050	1,600	1,666
Massachusetts State, Development Finance Agency, Boston Medical Center, RB
5.250%, 07/01/2052	1,500	1,508
		3,174
Michigan — 2.2%
Detroit, Ser A, GO
6.000%, 05/01/2039	1,000	1,141
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (B)	5,767	4,567
Michigan Finance Authority, RB
4.000%, 02/15/2047	2,500	2,261
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	242
4.800%, 09/01/2040	185	158
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (C)	5,000	1,396
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (C)	28,500	3,902
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2, Cl 2, RB
0.000%, 06/01/2065 (C)	20,000	2,043
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (C)	125,250	2,759
		18,469
Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	165	164
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	526
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	753

SEI Tax Exempt Trust	59

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	$100	$100
		1,543
Missouri — 0.9%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	933
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,139
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,200	2,163
		7,235
Nevada — 0.5%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)	2,688	–
5.125%, 12/15/2037 (A)	1,754	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(C)	10,000	1,184
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (A)(C)	16,500	2,688
		3,872
New Hampshire — 0.6%
New Hampshire State, National Finance Authority, Ser 1, RB
3.787%, 09/20/2034 (A)	3,910	3,766
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,458	1,408
		5,174
New Jersey — 1.4%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,512
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,117
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	437
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	$1,450	$1,481
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,009
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	630	612
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	500	510
		11,678
New York — 6.3%
Battery Park City Authority, Ser D-2, RB
1.250%, 11/01/2038 (B)	500	500
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,478
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,008
4.600%, 02/01/2051	500	387
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,470
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,111
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (B)	1,600	1,714
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.840%, 03/01/2026 (B)	425	425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	745
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (C)	57,000	4,714
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (C)	28,000	2,322

60	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	$1,000	$1,201
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,000
5.000%, 11/15/2044 (A)	1,000	1,000
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	2,000	2,207
5.000%, 01/01/2033	4,085	4,190
4.000%, 10/01/2030	1,000	1,020
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,094
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	775	878
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	2,600	2,643
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,969
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,629
New York Transportation Development, JFK International Airport Project, AMT, RB, BAM-TCRS
5.500%, 06/30/2060	2,540	2,647
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	508
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (C)	18,500	1,663
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	932
5.250%, 09/15/2053	2,500	2,267
		51,722

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	$890	$990
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)(D)	1,500	–
6.625%, 12/15/2031 (A)(D)	1,000	–
		–
Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	7,200	6,063
0.000%, 06/01/2057 (C)	42,200	3,697
Dayton-Montgomery County, Port Authority, Liberty Assisted Living, Springfield Project, RB
6.625%, 01/01/2045 (A)	500	520
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	4,002
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(D)	1,508	19
6.000%, 04/01/2038 (A)(D)	1,282	16
Ohio Housing Finance Agency, RB
6.500%, 01/01/2045 (A)	500	512
6.300%, 01/01/2045	1,300	1,313
6.250%, 01/01/2045 (A)	940	963
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	4,250	3,868
		20,973
Oklahoma — 0.8%
Murray County, Educational Facilities Authority, RB
4.750%, 09/01/2043	500	488
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,692
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (D)	2,163	9
6.875%, 11/01/2046 (D)	1,081	5
6.625%, 11/01/2036 (D)	522	2

SEI Tax Exempt Trust	61

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tulsa Municipal Airport Trust Trustees, American Airlines Inc Project, AMT, RB
6.250%, 12/01/2035	$3,000	$3,459
		6,655
Oregon — 0.1%
University of Oregon, Ser A, RB
5.000%, 04/01/2050	600	614

Other — 3.1%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.003%, 01/25/2040 (B)	4,879	4,922
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.414%, 08/25/2040 (B)	5,819	5,971
4.033%, 12/25/2036 (B)	5,142	5,209
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.685%, 10/25/2040 (B)	3,064	3,177
Freddie Mac, Multifamily ML Certificates, Ser ML-29, RB
4.711%, 01/25/2043 (B)	6,279	6,499
		25,778
Pennsylvania — 3.1%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	1,002
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	581
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	311
Blythe, Solid Waste Authority, AMT, RB Pre-Refunded @ 100
7.750%, 12/01/2027 (G)	3,450	3,706
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	495
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,526
5.000%, 11/01/2051	3,000	3,011
Pennsylvania Economic Development Financing Authority, Noble Environmental Inc Project, AMT, RB
6.875%, 09/01/2047 (A)	500	520
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2049	1,210	1,238

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	$5,000	$5,082
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (B)	1,000	1,008
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	1,250	1,256
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Pre-Refunded @ 100
5.500%, 12/01/2026 (A)(G)	2,000	2,049
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	2,800	2,840
		25,625
Puerto Rico — 6.7%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2031 (D)	2,895	1,925
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.359%, 07/01/2029 (B)	6,570	6,355
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020 (D)	1,380	918
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (D)	1,265	841
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	8,953	8,706
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	4,503	4,380
0.000%, 07/01/2046 (C)	15,600	5,292
0.000%, 07/01/2051 (C)	41,435	10,273
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	800	779
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,992
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(E)	3,550	2,272

62	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (B)(E)	$17,549	$11,451
		55,184
Rhode Island — 1.0%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (C)	6,890	1,007
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,977
		7,984
South Carolina — 0.4%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (B)	1,800	1,952
South Carolina Jobs-Economic Development Authority, RB
6.250%, 10/15/2042 (A)	500	501
5.375%, 04/01/2056	750	750
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
5.250%, 02/01/2027 (A)(D)	961	38
		3,241
Tennessee — 0.4%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,780
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/FHA
4.200%, 05/01/2040	990	990
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037	700	527
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	340	343
		3,640
Texas — 7.3%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)(D)	3,000	66
7.500%, 12/01/2045 (A)(D)	1,750	39
Arlington Higher Education Finance, Basis Texas Charter Schools, RB
5.750%, 06/15/2055 (A)	1,500	1,515

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Austin Affordable Pfc, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	$2,750	$2,738
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	415
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
10.000%, 06/01/2042 (A)(B)	1,406	204
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (A)(D)	3,615	524
7.000%, 03/01/2039 (D)	480	70
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (A)	2,000	1,954
City of Houston Texas Airport System Revenue, AMT, RB
5.500%, 07/15/2035	250	272
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	1,033
Denton Essential Investments Public Facility Corporation, RB
6.697%, 01/01/2059	2,900	2,943
Denton Independent School District, GO, PSF-GTD
5.000%, 08/15/2053	1,500	1,552
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B, AMT, RB
5.500%, 07/15/2035	4,000	4,408
Liberty Hill Independent School District, GO, PSF-GTD
5.000%, 02/01/2055	4,000	4,169
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (D)	1,500	750
5.000%, 07/01/2031 (D)	250	125
5.000%, 07/01/2046	2,000	1,683
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,461
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	499
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	442

SEI Tax Exempt Trust	63

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North East Texas Regional Mobility Authority, Sub-Ser B, RB
5.000%, 01/01/2026	$825	$826
5.000%, 01/01/2027	325	332
North Fort Bend Water Authority, Ser A, RB
4.000%, 12/15/2044	8,455	7,883
North Texas Municipal Water District Water System Revenue, RB
5.000%, 09/01/2047	5,000	5,252
Northwest Independent School District, GO, PSF-GTD
5.000%, 02/15/2055	4,000	4,166
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	972
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.331%, 12/15/2026 (B)	3,000	3,001
Texas State, Water Development Board, Ser A, RB
4.875%, 10/15/2048	10,500	10,844
		60,138
Utah — 0.8%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (A)	1,885	1,618
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (A)	500	515
5.500%, 06/15/2039 (A)	1,790	1,836
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (A)	500	502
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (A)	1,000	922
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	200	199
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	1,071
		6,663
Virginia — 1.6%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (A)	2,200	2,123
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	378

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	$1,000	$987
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	23	19
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (D)	34	24
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,792
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,083
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	6,565	5,484
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	1,500	1,463
		13,406
Washington — 1.0%
King County, Public Hospital District No. 4, Ser S, RB
6.625%, 12/01/2045	500	506
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	1,044
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	227
4.000%, 07/01/2028 (A)	300	299
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	2,020
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	2,645	2,501

64	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.084%, 03/01/2050 (B)	$1,986	$1,946
		8,543
West Virginia — 1.5%
West Virginia Economic Development Authority, Core Natural Resources Inc Project, AMT, RB
5.450%, 01/01/2055 (A)(B)	2,500	2,671
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,281
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (C)	73,250	7,057
		12,009
Wisconsin — 4.0%
Public Finance Authority, Georgia Express Lanes Project, Ser Senior 400, AMT, RB
5.750%, 12/31/2065	4,800	4,978
Wisconsin Health & Educational Facilities Authority, Covenant Communities Inc Project, RB
4.500%, 07/01/2043	300	262
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (C)	5,000	2,001
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (C)	8,110	3,213
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	931
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	1,029
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,270
5.000%, 08/01/2028	610	609
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,365
5.000%, 03/01/2048	1,500	1,276

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A, RB
7.000%, 11/01/2046 (A)(D)	$3,500	$1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	713
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,466
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)	2,770	1,707
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (A)(C)	321	244
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,660
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	853
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (A)(D)	5,070	2,282
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	2,500	2,248
		33,032

Total Municipal Bonds
(Cost $642,133) ($ Thousands)		598,091

CORPORATE OBLIGATIONS — 21.6%
Financials — 21.3%
American Express
3.550%, H15T5Y + 2.854%(B)(H)	6,000	5,893
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(B)(H)	6,900	6,970
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(B)(H)	1,200	1,335
Banco Santander
9.625%, H15T5Y + 5.306%(B)(H)	3,000	3,339
Bank of America
6.625%, H15T5Y + 2.684%(B)(H)	3,600	3,733
6.250%, H15T5Y + 2.351%(B)(H)	2,000	2,023
6.125%, H15T5Y + 3.231%(B)(H)	1,400	1,413

SEI Tax Exempt Trust	65

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (B)	$2,000	$2,121
6.875%, H15T5Y + 2.976%, 11/26/2085 (B)	800	822
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(B)(H)	4,300	4,225
3.700%, H15T5Y + 3.352%(B)(H)	1,000	994
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%,
10/27/2082 (B)	3,200	3,393
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(H)	1,200	1,352
4.375%, H15T5Y + 3.410%(B)(H)	3,000	2,878
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (A)	6,000	4,429
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(B)(H)	1,200	1,276
7.750%, H15T5Y + 4.899%(A)(B)(H)	4,290	4,522
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(B)(H)	2,700	2,785
Capital One Financial
3.950%, H15T5Y + 3.157%(B)(H)	5,300	5,223
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(H)	6,000	5,955
Citigroup
7.125%, H15T5Y + 2.693%(B)(H)	1,000	1,025
6.950%, H15T5Y + 2.726%(B)(H)	1,250	1,279
6.875%, H15T5Y + 2.890%(B)(H)	1,300	1,331
Citizens Financial Group
4.000%, H15T5Y + 3.215%(B)(H)	2,600	2,553
CoBank ACB
6.250%, TSFR3M + 4.660%(B)(H)	500	501
Corebridge Financial
6.875%, H15T5Y + 3.181%(B)(H)	400	409
6.875%, H15T5Y + 3.846%, 12/15/2052 (B)	1,500	1,532
Credit Agricole
7.125%, USISSO05 + 3.584%(A)(B)(H)	600	620
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(B)(H)	3,000	2,880
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(B)(H)	5,100	5,383
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(B)(H)	1,500	1,510
Huntington Bancshares
6.250%, H15T5Y + 2.653%(B)(H)	1,000	986
4.450%, H15T7Y + 4.045%(B)(H)	4,968	4,864
ING Groep
5.750%, H15T5Y + 4.342%(B)(H)	4,600	4,612
JPMorgan Chase
6.875%, H15T5Y + 2.737%(B)(H)	4,500	4,747

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.500%, H15T5Y + 2.152%(B)(H)	$1,500	$1,549
KeyCorp
5.000%, TSFR3M + 3.868%(B)(H)	3,000	2,981
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(B)(H)	4,800	5,172
M&T Bank
7.304%, H15T5Y + 3.174%(B)(H)	1,800	1,800
3.500%, H15T5Y + 2.679%(B)(H)	2,000	1,930
NatWest Group PLC
8.125%, H15T5Y + 3.752%(B)(H)	2,000	2,239
Nomura Holdings
7.000%, H15T5Y + 3.084%(B)(H)	1,200	1,231
Northern Trust
4.600%, TSFR3M + 3.464%(B)(H)	500	496
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(B)(H)	2,100	2,158
6.000%, H15T5Y + 3.000%(B)(H)	3,400	3,422
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (B)	2,000	2,107
Royal Bank of Canada
7.500%, H15T5Y + 2.887%, 05/02/2084 (B)	500	529
6.750%, H15T5Y + 2.815%, 08/24/2085 (B)	900	930
6.500%, H15T5Y + 2.462%, 11/24/2085 (B)	4,600	4,582
6.350%, H15T5Y + 2.257%, 11/24/2084 (B)	500	493
Societe Generale
10.000%, H15T5Y + 5.448%(B)(H)	200	221
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(B)(H)	4,000	4,200
State Street
6.700%, H15T5Y + 2.628%(B)(H)	1,200	1,250
6.450%, H15T5Y + 2.135%(B)(H)	2,400	2,487
Take Back and Exit Facility
8.500%, 10/21/2027	11,320	9,347
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(C)	19,266	6,647
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	4,000	4,204
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(H)	2,000	2,191
9.250%, H15T5Y + 4.758%(A)(B)(H)	1,000	1,172
4.375%, H15T5Y + 3.313%(A)(B)(H)	6,000	5,448
US Bancorp
3.700%, H15T5Y + 2.541%(B)(H)	6,200	6,019
Voya Financial
7.758%, H15T5Y + 3.358%(B)(H)	1,700	1,798

		175,516

66	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Govenment — 0.2%
Farm Credit Bank of Texas
7.000%, H15T5Y + 3.010%(B)(H)	$1,750	$1,804

Utilities — 0.1%
Dominion Energy
4.350%, H15T5Y + 3.195%(B)(H)	1,100	1,087

Total Corporate Obligations
(Cost $177,765) ($ Thousands)		178,407

	Shares
PREFERRED STOCK — 3.5%
Communication Services — 0.3%
AT&T
4.750%	121,800	2,311
Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%	15,000	1,500
Financials — 2.8%
Allstate
4.750%	21,234	417
Arch Capital Group
5.450%	10,784	227
Bank of America
4.734%, TSFR3M + 0.912%(B)	20,730	398
Capital One Financial
5.000%	70,400	1,347
Citizens Financial Group
6.500%, H15T5Y + 2.629%(B)	57,665	1,467
Comerica
6.875%, H15T5Y + 3.125%(B)	22,000	568
Equitable Holdings
5.250%	24,094	482
4.300%	53,106	857
Fifth Third Bancorp
7.973%, TSFR3M + 3.972%(B)	49,904	1,281
Goldman Sachs Group
4.797%, TSFR3M + 0.932%(B)	4,166	80
KeyCorp
6.200%, H15T5Y + 3.132%(B)	15,000	379
6.125%, TSFR3M + 4.154%(B)	4,283	107
M&T Bank
5.625%, TSOFRR3M + 4.280%(B)	12,841	322
MetLife
5.625%	9,151	215
4.750%	178,456	3,523
Morgan Stanley
4.866%, TSFR3M + 0.962%(B)	133,149	2,623

Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Regions Financial
6.950%, H15T5Y + 2.771%(B)	5,309	$136
5.700%, TSFR3M + 3.410%(B)	16,465	390
4.450%	48,202	845
RenaissanceRe Holdings
4.200%	55,141	881
Stifel Financial
4.500%	41,828	737
UMB Financial
7.750%, H15T5Y + 3.743%(B)	36,600	978
US Bancorp
5.500%	19,936	456
5.186%, TSFR3M + 1.282%(B)	500	393
Voya Financial
5.350%, H15T5Y + 3.210%(B)	94,605	2,302
Webster Financial
6.500%	33,896	811
5.250%	42,631	830
		23,052

Utilities — 0.2%
Entergy Texas
5.375%	39,700	912
NSTAR Electric
4.780%	10,708	840
		1,752

Total Preferred Stock
(Cost $31,720) ($Thousands)		28,615

	Face Amount (Thousands)
MORTGAGE-BACKED SECURITIES — 1.5%
Agency Mortgage-Backed Obligations — 1.5%
FHLMC
5.210%, 08/01/2040	$3,549	3,861
3.850%, 07/01/2039	4,119	3,954
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A
3.084%, 04/25/2043(B)	1,962	1,738
Washington State Housing Finance Commission, Ser 1, Cl A1
4.079%, 08/20/2063(B)	2,694	2,590
Washington State Housing Finance Commission, Ser 1, Cl A2
4.079%, 08/20/2063(B)	599	568

Total Mortgage-Backed Securities
(Cost $11,853) ($Thousands)		12,711

SEI Tax Exempt Trust	67

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2025

Tax-Advantaged Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.2%
United States Treasury Bill
3.845%, 02/03/2026 (I)	$150	$149
3.839%, 01/13/2026 (I)	1,700	1,693

Total U.S. Treasury Obligations
(Cost $1,841) ($Thousands)		1,842

	Shares
CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Institutional Class
3.950%**†	2,181,100	2,181
Total Cash Equivalent
(Cost $2,181) ($Thousands)		2,181
Total Investments in Securities — 99.6%
(Cost $867,493) ($Thousands)		$821,847

Percentages are based on Net Assets of $825,460 ($ Thousands).

†	Investment in Affiliated Security.

**	The rate reported is the 7-day effective yield as of November 30, 2025.

(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2025, the value of these securities amounted to $178,364 ($ Thousands), representing 21.6% of the Net Assets of the Fund.

(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Zero coupon security.

(D)	Security is in default on interest payment.

(E)	No interest rate available.

(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(G)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(H)	Perpetual security with no stated maturity date.

(I)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2025 ($ Thousands):

Security Description	Value 8/31/2025	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 11/30/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$566	$20,116	$(18,501)	$—	$—	$2,181	$24	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

68	SEI Tax Exempt Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

November 30, 2025 (Unaudited)

Portfolio Abbreviations

ACB— Agricultural Credit Bank

AGC— Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AGUK — Assured Guaranty London PLC

AMBAC — American Municipal Bond Assurance Co.

AMT — Alternative Minimum Tax

BAM — Build America Mutual Assurance Corp.

BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp

PFC — Public Facility Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Board Loan Fund

Q-SBLF — Qualified State Bond Loan Fund

RB — Revenue Bond

SAB — Special Assessment Bond

Ser— Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

TSFR3M – Term Secured Overnight Financing Rate 3 Month

USD – U.S. Dollar

SEI Tax Exempt Trust	69